Investment in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2023
Investments in associates and joint ventures [Abstract]
Summary of investments in sssociates and joint ventures

Investments in associates and joint ventures
in EUR million 2023	Interest held (%)	Fair value of listed invest- ments	Balance sheet value	Total assets	Total liabilities	Total income	Total expenses
TMBThanachart Bank Public Company Limited	23%	976	1,128	46,666	40,776	1,386	943
Other investments in associates and joint ventures			381
			1,509

Investments in associates and joint ventures
in EUR million 2022	Interest held (%)	Fair value of listed invest- ments	Balance sheet value	Total assets	Total liabilities	Total income	Total expenses
TMBThanachart Bank Public Company Limited	23%	849	1,109	49,506	43,677	1,303	957
Other investments in associates and joint ventures			391
			1,500

Summary of changes in investments in associates and joint ventures

Changes in Investments in associates and joint ventures
in EUR million	2023	2022
Opening balance as at 1 January	1,500	1,587
Additions	55	48
Revaluations	4	-8
Share of results	149	92
Dividends received	-74	-48
Disposals	-89	-10
Impairments	-5	-192
Exchange rate differences	-32	27
Other		4
Closing balance	1,509	1,500